Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of investments

Increase (decrease) in fair value due to MTM and foreign exchange	December 31, 2021	December 31, 2020
Short-term investment - Green Hydrogen	$1,422	$—
Long-term investment - Forsee Power	(10,474)	—
Long-term investment - HyCap Fund	26	—
Long-term investment - Clean H2 Fund	2	—
Decrease in fair value of investments	$(9,024)	$—

Disclosure of nature and extent of risks arising from financial instruments
The following exchange rates applied during the year ended December 31, 2021:

	$US to $1.00 CDN	$CDN to $1.00 US
January 1, 2021 Opening rate	$0.785	$1.274
December 31, 2021 Closing rate	$0.787	$1.271
Fiscal 2021 Average rate	$0.798	$1.254

Disclosure of reconciliation of changes in loss allowance
The movement in the allowance for impairment in respect of trade receivables and contract assets during the year was as follows.

Impairment loss allowance	December 31, 2021	December 31, 2020
Beginning balance	$500	$250
Net measurement of loss allowance	—	250
Ending balance	$500	$500